--------------------------------------------------------------------------------
DEAR SHAREHOLDERS:

--------------------------------------------------------------------------------

We are pleased to provide you with the Cash Equivalent Fund annual report for the year ended July 31, 1997.

Your fund's management greatly appreciates your decision to invest in Cash Equivalent Fund. During the past year, the fund registered solid performance and achieved its objective of providing maximum current income consistent with stability of principal.

ECONOMIC REVIEW AND OUTLOOK

The economy continues to grow at a healthy rate, as it has for the last two quarters, with few signs of inflationary pressures. The nation's economic growth surged at a 5.8% annual rate during the first three months of this year, the best in a decade and even better than the government's first estimate. The seasonally adjusted annual growth rate in the gross domestic product -- the sum of all goods and services produced in the United States -- hasn't been higher since the fourth quarter of 1987.

Looking ahead, the economy is in very good shape for continued growth with little inflation. In fact, the growth rate should be about 3%, with the third and fourth quarters probably showing stronger growth than the second quarter. Upward pressure on interest rates should become apparent as we move into the fourth quarter.

Money market funds such as Cash Equivalent Fund should offer the opportunity for attractive yields and should continue to be an excellent place to invest your money.

Your fund's management thanks you for the vote of confidence you have shown through your investment and continues its dedication to performance. We look forward to serving your investment needs for years to come.

Sincerely,

John W. Stuebe

John W. Stuebe
Vice President and Portfolio Manager
August 21, 1997

John Stuebe is First Vice President of Zurich Kemper Investments, Inc. and Vice President and Portfolio Manager of Cash Equivalent Fund. Mr. Stuebe holds a B.S. degree in Finance from the University of Illinois and a M.S. degree in Economics from DePaul University.

PORTFOLIO RESULTS

For the year ended July 31, 1997, the fund's three Portfolios had the following net yields:

The Money Market Portfolio had a net yield of 4.68%.

The Government Securities Portfolio had a net yield of 4.74%.

The Tax-Exempt Portfolio had a net yield of 2.99% and a tax-equivalent yield of 4.75%.

NOTES

An investment in the fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that a portfolio will be able to maintain a stable net asset value of $1.00 per share.

Each Portfolio's net yield for the year ended July 31, 1997, is the sum of the daily dividend rates for the period. The tax-equivalent yield for the Tax-Exempt Portfolio is based on a marginal federal income tax rate of 37.1%. Income from the Tax-Exempt Portfolio may be subject to state and local taxes, and, for some investors, a portion of income may be subject to the alternative minimum tax. Yields are historical and do not represent future yields, which will fluctuate.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated above. The manager's views are subject to change at any time, based on market and other conditions.

Cash Equivalent Fund                                                           2
--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO
Investments at July 31, 1997
(Value in thousands)
--------------------------------------------------------------------------------

       CORPORATE OBLIGATIONS                              Value
       BANKING--1.5%
       --------------------------------------------------------
       Credit Lyonnais N.A. Inc.
            5.71%, 10/21/97                            $ 14,810
       --------------------------------------------------------
       BUSINESS LOANS--24.1%
       --------------------------------------------------------
       Ace Overseas Corp.
            5.75%, 9/8/97                                19,880
       --------------------------------------------------------
       Astro Capital Corp.
            5.70%, 10/15/97                              19,766
       --------------------------------------------------------
       Banner Receivables Corp.
            5.83%, 8/1/97                                15,000
       --------------------------------------------------------
       Corporate Receivables Corp.
            5.64%, 8/6/97                                 9,992
       --------------------------------------------------------
       Eureka Securitization, Inc.
            5.65%, 8/25/97                               14,944
       --------------------------------------------------------
       FP Funding Corp.
            5.67%, 9/30/97                                9,907
       --------------------------------------------------------
       Gotham Capital Corp.
            5.70%, 8/12/97                               19,965
       --------------------------------------------------------
       Jet Funding Corp.
            5.67%, 10/31/97                               9,859
       --------------------------------------------------------
       Madison Funding Corp.
            5.75%, 8/21/97                               14,952
       --------------------------------------------------------
       Sigma Finance, Inc.
            5.61%, 10/6/97                                9,898
       --------------------------------------------------------
       Strategic Asset Funding Corp.
            5.57%, 8/22/97                               24,919
       --------------------------------------------------------
       Variable Funding Capital Corp.
            5.64%, 8/4/97                                24,988
       --------------------------------------------------------
       WCP Funding Inc.
            5.66%, 8/27/97                               24,899
       --------------------------------------------------------
       Working Capital Management Co., L.P.
            5.68%, 10/20/97                              14,813
       --------------------------------------------------------
                                                        233,782
       CAPITAL AND EQUIPMENT LENDING--14.4%
       --------------------------------------------------------
       American Honda Finance Corp.
            5.57%, 8/7/97                                 9,991
       --------------------------------------------------------
       BTM Capital Corp.
            5.68% - 5.86%, 8/7/97 - 10/15/97             24,815
       --------------------------------------------------------
       Ford Motor Credit Co.
            5.53%, 8/6/97                                14,989
       --------------------------------------------------------
       Golden Manager's Acceptance Corp.
            5.57%, 8/12/97                               14,975
       --------------------------------------------------------

       CORPORATE OBLIGATIONS                              Value
       Mitsubishi Motors Credit of America, Inc.
            5.73%, 9/9/97 - 9/12/97                    $ 19,873
       --------------------------------------------------------
       SRD Finance Inc.
            5.62% - 5.71%, 8/7/97 - 9/18/97              34,869
       --------------------------------------------------------
       Sanwa Business Credit Corp.
            5.58%, 8/20/97                               19,941
       --------------------------------------------------------
                                                        139,453
       CAPTIVE BUSINESS LENDING--4.3%
       --------------------------------------------------------
    (a)FINOVA Capital Corp.
            5.73%, 8/13/97                               15,000
       --------------------------------------------------------
       Orix America, Inc.
            5.68% - 5.81%, 8/4/97 - 11/3/97              26,800
       --------------------------------------------------------
                                                         41,800
       CONSUMER LENDING--7.7%
       --------------------------------------------------------
       Countrywide Funding Corp.
            5.60%, 8/29/97                               19,913
       --------------------------------------------------------
 (a)(b)GMAC Mortgage Corporation of
         Pennsylvania
            5.87%, 8/1/97                                30,000
       --------------------------------------------------------
    (a)Household Finance Corp.
            5.69%, 8/1/97                                15,000
       --------------------------------------------------------
       NS Finance, Inc.
            5.64%, 10/7/97                                9,896
       --------------------------------------------------------
                                                         74,809
       CONSUMER PRODUCTS--1.0%
       --------------------------------------------------------
       Coca-Cola Enterprises Inc.
            5.58%, 9/8/97                                 9,942
       --------------------------------------------------------
       DIVERSIFIED FINANCE--6.7%
       --------------------------------------------------------
       APEX Funding Corp.
            5.65%, 9/8/97                                 9,941
       --------------------------------------------------------
    (a)CIT Group Holdings, Inc.
            5.62%, 8/1/97                                19,995
       --------------------------------------------------------
       Dynamic Funding Corp.
            5.63%, 8/14/97                                9,980
       --------------------------------------------------------
       Old Line Funding Corp.
            5.64%, 8/1/97                                25,000
       --------------------------------------------------------
                                                         64,916
       FINANCIAL SERVICES--11.3%
       --------------------------------------------------------
    (a)Bear Stearns Cos. Inc.
            5.69%, 8/6/97 - 8/19/97                      20,000
       --------------------------------------------------------
    (a)CS First Boston, Inc.
            5.67%, 8/1/97                                 5,000
       --------------------------------------------------------

 Cash Equivalent Fund                                                          3
--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO
Investments at July 31, 1997
(Value in thousands)

--------------------------------------------------------------------------------

                                                          Value
  (a)Goldman, Sachs Group, L.P.
       5.63%, 8/17/97                                    $ 25,000
     ------------------------------------------------------------
  (a)Merrill Lynch & Co., Inc.
           5.64%, 8/18/97                                   9,999
     ------------------------------------------------------------
  (a)Morgan Stanley Group Inc.
           5.57%, 8/18/97                                  10,000
     ------------------------------------------------------------
     Nomura Holding America Inc.
           5.80%, 10/27/97                                 14,793
     ------------------------------------------------------------
     Salomon Inc.
  (a) 5.74%, 9/4/97                                        10,000
           6.13%, 11/19/97                                 14,727
     ------------------------------------------------------------
                                                          109,519
     HEALTH CARE--1.0%
     ------------------------------------------------------------
     Columbia/HCA Healthcare Corp.
           5.65%, 8/18/97                                   9,974
     ------------------------------------------------------------
     TOTAL CORPORATE OBLIGATIONS--72.0%
     (average maturity: 29 days)                          699,005
     ------------------------------------------------------------
     CERTIFICATES OF DEPOSIT
  (a)Bankers Trust Co.
           5.69%, 8/1/97                                   24,995
     ------------------------------------------------------------
  (a)First National Bank of Boston
           5.67%, 8/1/97                                    9,998
     ------------------------------------------------------------
  (a)Morgan Guaranty Trust Co. of New York
           5.63%, 8/1/97                                   12,996
     ------------------------------------------------------------
  (a)Old Kent Bank
           5.68%, 8/1/97                                   24,995
     ------------------------------------------------------------
  (a)PNC Bank, N.A.
           5.59%, 8/1/97                                   24,997
     ------------------------------------------------------------
     Sumitomo Bank, Ltd.
           5.64%, 9/15/97                                  15,000
     ------------------------------------------------------------
     TOTAL CERTIFICATES OF DEPOSIT--11.6%
     (average maturity: 6 days)                           112,981
     ------------------------------------------------------------

                                                          Value
  (c)REPURCHASE AGREEMENTS
     (Dated 5/97 - 7/97, collateralized by Federal
     Home Loan Mortgage Corp. and Federal National
     Mortgage Association securities)
     -----------------------------------------------------------
     Chase Securities, Inc.
     (held at The Chase Manhattan Bank)
          5.55%, 8/18/97 - 9/10/97                      $ 45,000
     -----------------------------------------------------------
     Nomura Securities International, Inc.
     (held at The Bank of New York)
          5.80%, 8/11/97                                  25,000
     -----------------------------------------------------------
     Salomon Brothers Inc.
     (held at The Bank of New York)
          5.55% - 5.70%, 8/8/97 - 9/25/97                 85,000
     -----------------------------------------------------------
     TOTAL REPURCHASE AGREEMENTS--16.0%
     (average maturity: 27 days)                         155,000
     -----------------------------------------------------------

     TOTAL INVESTMENTS--99.6%
     (average maturity: 26 days)                         966,986
     -----------------------------------------------------------

     CASH AND OTHER ASSETS,
     LESS LIABILITIES--.4%                                 3,530
     -----------------------------------------------------------

     NET ASSETS--100%                                   $970,516
     -----------------------------------------------------------

See accompanying Notes to Portfolios of Investments.

Cash Equivalent Fund                                                          4
--------------------------------------------------------------------------------
GOVERNMENT SECURITIES PORTFOLIO
Investments at July 31, 1997
(Value in thousands)

--------------------------------------------------------------------------------

                                                             Value
     SHORT-TERM NOTES
     (Issued or guaranteed by U.S. government
     agencies or instrumentalities)
     -------------------------------------------------------------
  (a)Export-Import Bank of the United States
       Cathay Pacific Airways Limited
            5.75%, 8/13/97                                $ 13,947
       KA Leasing, Ltd.
            5.75%, 8/15/97                                  12,287
       Kuwait Investment Authority
            5.75%, 8/15/97                                  12,531
       VARIG Brazilian Airlines
            5.75%, 10/15/97                                 13,626
     -------------------------------------------------------------
  (a)Federal Home Loan Bank
            5.49% - 5.77%, 8/2/97 - 8/24/97                 25,601
     -------------------------------------------------------------
     Federal Home Loan Mortgage Corp.
            6.16%, 9/1/97                                    4,103
     -------------------------------------------------------------
     Federal National Mortgage Association
  (a)       5.36%, 8/5/97                                   21,856
            6.10%, 9/3/97                                    3,998
     -------------------------------------------------------------
  (a)Overseas Private Investment Corp.
        International Paper Co.
            5.70%, 8/15/97                                  13,050
        Omolon
            5.66%, 8/5/97                                    5,000
     -------------------------------------------------------------
  (a)Student Loan Marketing Association
            5.47%, 8/5/97                                   86,711
     -------------------------------------------------------------
     TOTAL SHORT-TERM NOTES--52.6%
     (average maturity: 13 days)                           212,710
     -------------------------------------------------------------

                                                             Value
  (c)REPURCHASE AGREEMENTS
     (Dated 6/97 and 7/97, collateralized by Federal
     Home Loan Mortgage Corp., Federal National
     Mortgage Association and Government National
     Mortgage Association securities)
     -------------------------------------------------------------
     Bear, Stearns & Co. Inc.
            5.62% - 5.69%, 8/4/97 - 9/22/97               $ 37,000
     -------------------------------------------------------------
     Chase Securities, Inc.
     (held at The Chase Manhattan Bank)
            5.60% - 5.65%, 8/4/97 - 9/3/97                  14,000
     -------------------------------------------------------------
     Goldman, Sachs & Co.
     (held at The Bank of New York)
            5.62%, 8/6/97                                   10,000
     -------------------------------------------------------------
     Lehman Government Securities Inc.
     (held at The Chase Manhattan Bank)
            5.90%, 8/1/97                                    6,000
     -------------------------------------------------------------
     Merrill Lynch Government Securities, Inc.
     (held at The Chase Manhattan Bank)
            5.85%, 8/1/97                                    8,000
     -------------------------------------------------------------
     Morgan Stanley & Co. Inc.
     (held at The Bank of New York)
            5.55% - 5.60%, 8/20/97 - 9/17/97                37,000
     -------------------------------------------------------------
     Nikko Securities Co. International, Inc.
     (held at The Bank of New York)
            5.57%, 8/6/97                                   20,000
     -------------------------------------------------------------
     Salomon Brothers Inc.
     (held at The Bank of New York)
            5.56% - 5.71%, 8/20/97 - 10/28/97               58,500
     -------------------------------------------------------------

     TOTAL REPURCHASE AGREEMENTS--47.2%
     (average maturity: 29 days)                           190,500
     -------------------------------------------------------------

     TOTAL INVESTMENTS--99.8%
     (average maturity: 20 days)                           403,210
     -------------------------------------------------------------

     CASH AND OTHER ASSETS,
     LESS LIABILITIES--.2%                                     827
     -------------------------------------------------------------

     NET ASSETS--100%                                     $404,037
     -------------------------------------------------------------

See accompanying Notes to Portfolios of Investments.

Cash Equivalent Fund                                                          5
--------------------------------------------------------------------------------
TAX-EXEMPT PORTFOLIO
Investments at July 31, 1997
(Value in thousands)

--------------------------------------------------------------------------------

(a)VARIABLE RATE DEMAND SECURITIES                       Value
   ARIZONA
   --------------------------------------------------------------
   Apache County
   Industrial Development Authority
           3.65%                                       $   10,000
   --------------------------------------------------------------
   Health Facilities Authority
           3.65%                                            7,000
   CALIFORNIA
   --------------------------------------------------------------
   Los Angeles
   Harbor Improvement Corp.
           3.95%                                            6,000
   DISTRICT OF COLUMBIA
   --------------------------------------------------------------
   General Obligation
           3.70%                                            5,915
   ILLINOIS
   --------------------------------------------------------------
   Alsip
   Industrial Development Revenue
           3.70%                                            3,750
   --------------------------------------------------------------
   Development Finance Authority
      Adventist Health System
           3.75%                                            7,000
      Grecian Delight Foods Project
           3.85%                                            8,300
      Mattoon Precision Manufacturing Project
           4.00%                                            7,500
   --------------------------------------------------------------
   Rockford
        Industrial Project Revenue
           3.85%                                            4,000
   --------------------------------------------------------------
   Student Assistance Commission
           3.75%                                            5,000
   KANSAS
   --------------------------------------------------------------
   Kansas City
   Pollution Control Revenue
           3.80%                                           17,835
   KENTUCKY
   --------------------------------------------------------------
   Boone County
   Pollution Control Revenue
           3.80%                                            8,000
   --------------------------------------------------------------
   Shelbyville
   Industrial Building Revenue
           4.00%                                            3,500
   --------------------------------------------------------------

(a)VARIABLE RATE DEMAND SECURITIES                      Value
   LOUISIANA
   --------------------------------------------------------------
   Lafayette
   Industrial Economic Development Authority
        3.80%                                          $    5,000
    -------------------------------------------------------------
    Public Facilities Authority
        3.65%                                               4,900
    NEVADA
    -------------------------------------------------------------
    Department of Business and Industry
        3.90%                                               5,000
    NEW MEXICO
    -------------------------------------------------------------
    Farmington
    Pollution Control Revenue
        3.65%                                               4,000
    OHIO
    -------------------------------------------------------------
    Butler County
    Industrial Development Revenue
        3.80%                                               4,500
    -------------------------------------------------------------
    Medina County
    Health Care Facilities Revenue
        3.70%                                               3,000
    PENNSYLVANIA
    -------------------------------------------------------------
    Delaware County
    Redevelopment Authority
        4.29%                                               8,000
    -------------------------------------------------------------
    Emmaus
    General Authority Revenue
        3.65%                                               9,900
    -------------------------------------------------------------
    Lehigh County
    Industrial Development Authority
        3.80%                                               5,000
    SOUTH CAROLINA
    -------------------------------------------------------------
    Richland County
    Hospital Revenue
        3.90%                                               5,075
    TENNESSEE
    -------------------------------------------------------------
    Coffee County
    Industrial Board Inc.
        3.90%                                               4,000
    -------------------------------------------------------------
    Nashville and Davidson County
    Industrial Development Board
        3.95%                                               5,000
    -------------------------------------------------------------

Cash Equivalent Fund                                                          6
--------------------------------------------------------------------------------
TAX-EXEMPT PORTFOLIO
Investments at July 31, 1997
(Value in thousands)

--------------------------------------------------------------------------------

TEXAS
                                                  Value
----------------------------------------------------------
Port Arthur
Industrial Development Corp.
    3.70%                                       $    5,000
UTAH
----------------------------------------------------------
Ogden City
Industrial Development Revenue
    4.15%                                            3,660
VERMONT
----------------------------------------------------------
Economic Development Authority
    4.15%                                            5,000
WASHINGTON
----------------------------------------------------------
Port Angeles
Industrial Development Corp.
    4.00%                                            3,900
----------------------------------------------------------
TOTAL VARIABLE RATE
DEMAND SECURITIES--39.3%
(average maturity: 6 days)                         174,735
----------------------------------------------------------
OTHER SECURITIES

ALASKA
----------------------------------------------------------
Valdez
Marine Terminal Revenue
    3.80% - 4.00%, 8/8/97 - 10/8/97                 13,500
ARIZONA
----------------------------------------------------------
Salt River Project
Agricultural Improvement and Power District
    3.75% - 3.85%, 8/14/97 - 11/14/97               18,350
COLORADO
----------------------------------------------------------
Platte River Power Authority
    3.77%, 10/15/97                                  6,000
DISTRICT OF COLUMBIA
----------------------------------------------------------
General Obligation
    3.98%, 9/30/97 - 10/8/97                         8,003
FLORIDA
----------------------------------------------------------
Jacksonville
Electric Authority
    3.85%, 8/11/97                                   4,400
----------------------------------------------------------
Orange County
Governmental Regional Financing
    3.80%, 8/11/97                                   4,000
----------------------------------------------------------

                                                  Value
Orlando
Capital Improvement Revenue
    3.85%, 8/8/97                               $    3,000
----------------------------------------------------------
Pinellas County
Educational Facilities Authority
    3.80%, 11/13/97                                  4,800
----------------------------------------------------------
Sarasota County
Public Hospital District
    3.85%, 8/21/97                                   1,200
----------------------------------------------------------
Sunshine State
Governmental Financing Commission
    3.75%, 8/12/97                                  10,000
GEORGIA
----------------------------------------------------------
Municipal Electric Authority
    3.80%, 8/11/97                                   2,400
INDIANA
----------------------------------------------------------
Jasper County
Pollution Control Revenue
    3.80%, 10/15/97                                 12,000
----------------------------------------------------------
Mount Vernon
Pollution Control and Solid Waste Disposal
Revenue
    3.80%, 11/14/97                                  4,400
----------------------------------------------------------
Sullivan
Pollution Control Revenue
    3.75%, 11/12/97                                  2,765
KANSAS
----------------------------------------------------------
Burlington
Pollution Control Revenue
    3.60% - 3.85%, 8/21/97 - 9/16/97                 6,500
KENTUCKY
----------------------------------------------------------
Danville
Multi-City Lease Revenue
    3.85%, 8/8/97 - 8/14/97                         14,000
----------------------------------------------------------
Pendleton County
Multi-County Lease Revenue
    3.80% - 3.90%, 8/11/97 - 9/11/97                 9,600
MISSISSIPPI
----------------------------------------------------------
Claiborne County
Pollution Control Revenue
    3.80%, 8/11/97 - 8/12/97                         7,725
----------------------------------------------------------

Cash Equivalent Fund                                                          7
--------------------------------------------------------------------------------
TAX-EXEMPT PORTFOLIO
Investments at July 31, 1997
(Value in thousands)

--------------------------------------------------------------------------------

NEBRASKA
                                                  Value
----------------------------------------------------------
Omaha
Public Power District
    3.80%, 8/13/97                              $    2,500
NEW HAMPSHIRE
----------------------------------------------------------
Business Finance Authority
    3.95%, 8/13/97                                  10,000
NEW YORK
----------------------------------------------------------
Nassau County
Revenue Anticipation Notes
    3.85%, 4/10/98                                   5,515
----------------------------------------------------------
New York City
Municipal Water Finance Authority
    3.75%, 8/12/97                                   7,000
NORTH CAROLINA
----------------------------------------------------------
Municipal Power Agency
    3.75% - 3.85%, 8/15/97 - 11/12/97               15,000
OHIO
----------------------------------------------------------
Air Quality Development Authority
    3.75%, 8/12/97                                   4,420
PENNSYLVANIA
----------------------------------------------------------
Philadelphia
Gas Works Revenue
    3.85%, 8/21/97                                   4,090
TEXAS
----------------------------------------------------------
Dallas
Area Rapid Transit
    3.80% - 3.85%, 8/14/97 - 8/18/97                 9,000
----------------------------------------------------------
Harris County
Health Facilities Development Corp.
    3.65%, 9/16/97                                   9,000
----------------------------------------------------------
Houston
Water and Sewer System
    3.80%, 11/13/97                                  4,000
----------------------------------------------------------
Municipal Power Agency
    3.82%, 8/15/97                                  12,400
----------------------------------------------------------
Public Finance Authority
    3.75%, 10/15/97                                  4,600
----------------------------------------------------------

                                                  Value
San Antonio
Electric and Gas Systems
    3.75% - 3.80%, 8/13/97 - 10/15/97           $   12,000
----------------------------------------------------------
Tax and Revenue Anticipation Notes
    3.95%, 8/29/97                                   5,003
UTAH
----------------------------------------------------------
Intermountain Power Agency
    3.85%, 8/15/97                                   5,400
----------------------------------------------------------
Tooele County
Waste Treatment Revenue
    4.25%, 9/11/97                                   3,500
VIRGINIA
----------------------------------------------------------
Chesterfield County
Industrial Development Authority
    3.85%, 8/14/97                                   4,000
----------------------------------------------------------
Louisa
Industrial Development Authority
    3.85% - 4.00%, 8/15/97 - 11/14/97                4,975
----------------------------------------------------------
Norfolk
Industrial Development Authority
    3.75% - 3.85%, 8/11/97 - 10/10/97               16,900
----------------------------------------------------------

TOTAL OTHER
SECURITIES--61.1%
(average maturity: 42 days)                        271,946
----------------------------------------------------------

TOTAL INVESTMENTS--100.4%
(average maturity: 28 days)                        446,681
----------------------------------------------------------

LIABILITIES, LESS
OTHER ASSETS--(.4)%                                 (1,742)
----------------------------------------------------------

NET ASSETS--100%                                $  444,939
==========================================================

See accompanying Notes to Portfolios of Investments.

Cash Equivalent Fund                                                          8
--------------------------------------------------------------------------------
NOTES TO PORTFOLIOS OF INVESTMENTS

Interest rates represent annualized yield to date of maturity, except for variable rate securities described in Note (a). For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same. Likewise, carrying value approximates principal amount.

(a) Variable rate securities. The rates shown are the current rates at July 31, 1997. The dates shown represent the demand date or the next interest rate change date. Securities in the Tax-Exempt Portfolio shown without a date are payable within five business days and are backed by credit support agreements from banks or insurance institutions.

(b) Illiquid securities. At July 31, 1997, the aggregate value of illiquid securities was $30,000,000 in the Money Market Portfolio, which represented 3.1% of net assets.

(c) Repurchase agreements are fully collateralized by U.S. Government securities. All collateral is held at the Fund's custodian bank, Investors Fiduciary Trust Company, or at subcustodian banks, as indicated. The collateral is monitored daily by the Fund so that its market value exceeds the carrying value of the repurchase agreement.

See accompanying Notes to Financial Statements.

Cash Equivalent Fund                                                          9
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS

--------------------------------------------------------------------------------

THE BOARD OF TRUSTEES AND SHAREHOLDERS
CASH EQUIVALENT FUND

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of the Money Market, Government Securities and Tax-Exempt Portfolios, comprising Cash Equivalent Fund, as of July 31, 1997, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal periods since 1993. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of July 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Portfolios comprising Cash Equivalent Fund at July 31, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the fiscal periods since 1993, in conformity with generally accepted accounting principles.

                                             ERNST & YOUNG LLP

Chicago, Illinois
September 10, 1997

Cash Equivalent Fund                                                          10
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
July 31, 1997
(in thousands)

-------------------------------------------------------------------------------------------------------
                                                                MONEY        GOVERNMENT
                                                               MARKET        SECURITIES      TAX-EXEMPT
ASSETS                                                        PORTFOLIO      PORTFOLIO       PORTFOLIO
-------------------------------------------------------------------------------------------------------
Investments, at amortized cost:
  Short-term securities                                          $811,986       212,710         446,681
-------------------------------------------------------------------------------------------------------
  Repurchase agreements                                           155,000       190,500              --
-------------------------------------------------------------------------------------------------------
Cash                                                                6,588           487              --
-------------------------------------------------------------------------------------------------------
Receivable for:
  Interest                                                          1,478         2,441           2,010
-------------------------------------------------------------------------------------------------------
  Fund shares sold                                                    609            55             147
-------------------------------------------------------------------------------------------------------
      Total assets                                                975,661       406,193         448,838
-------------------------------------------------------------------------------------------------------
LIABILITIES AND NET ASSETS
-------------------------------------------------------------------------------------------------------
Cash overdraft                                                         --            --           2,164
-------------------------------------------------------------------------------------------------------
Payable for:
  Dividends                                                         2,059           841             605
-------------------------------------------------------------------------------------------------------
  Fund shares redeemed                                              1,500           908             516
-------------------------------------------------------------------------------------------------------
  Management fee                                                      169            69              82
-------------------------------------------------------------------------------------------------------
  Distribution services fee                                           306           125             121
-------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses              453            12             138
-------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                            658           201             273
-------------------------------------------------------------------------------------------------------
      Total liabilities                                             5,145         2,156           3,899
-------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                      $970,516       404,037         444,939
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
THE PRICING OF SHARES
-------------------------------------------------------------------------------------------------------
Shares outstanding                                                970,516       404,037         444,939
-------------------------------------------------------------------------------------------------------
Net asset value and redemption price per share                      $1.00          1.00            1.00
-------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

Cash Equivalent Fund                                                          11
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
Year ended July 31, 1997
(in thousands)

-------------------------------------------------------------------------------------------------------
                                                                MONEY        GOVERNMENT
                                                               MARKET        SECURITIES      TAX-EXEMPT
                                                              PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                              -----------------------------------------
INTEREST INCOME                                                  $82,198         40,903          23,506
-------------------------------------------------------------------------------------------------------
EXPENSES:
  Management fee                                                   2,795          1,393           1,377
-------------------------------------------------------------------------------------------------------
  Distribution services fee                                        5,609          2,796           2,107
-------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses           4,988          1,784             883
-------------------------------------------------------------------------------------------------------
  Reports to shareholders                                             67             27              42
-------------------------------------------------------------------------------------------------------
  Registration costs                                                  45             40             100
-------------------------------------------------------------------------------------------------------
  Professional fees                                                   49             21              21
-------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                           100             57              22
-------------------------------------------------------------------------------------------------------
    Total expenses                                                13,653          6,118           4,552
-------------------------------------------------------------------------------------------------------
Net investment income                                            $68,545         34,785          18,954
-------------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
Years ended July 31, 1997 and 1996
(in thousands)

-------------------------------------------------------------------------------------------------------------------------
                                                  MONEY MARKET           GOVERNMENT SECURITIES          TAX-EXEMPT
                                                    PORTFOLIO                  PORTFOLIO                 PORTFOLIO
                                            -----------------------------------------------------------------------------
                                               1997          1996          1997         1996         1997         1996
                                            -----------------------------------------------------------------------------
OPERATIONS, DIVIDENDS AND
CAPITAL SHARE ACTIVITY
Net investment income                       $    68,545       155,023       34,785       85,504       18,954       31,921
-------------------------------------------------------------------------------------------------------------------------
Net realized loss                                    --       (22,662)          --           --           --           --
-------------------------------------------------------------------------------------------------------------------------
Change in unrealized depreciation                    --        22,662           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------
Dividends to shareholders from net
investment income                               (68,545)     (155,023)     (34,785)     (85,504)     (18,954)     (31,921)
-------------------------------------------------------------------------------------------------------------------------
Capital share transactions (dollar amounts
and number of shares are the same):
Shares sold                                   5,384,970    11,488,265    3,223,496    5,702,420    2,237,435    3,741,602
-------------------------------------------------------------------------------------------------------------------------
Shares issued in reinvestment of dividends       66,935       156,119       33,510       85,164       18,560       32,004
-------------------------------------------------------------------------------------------------------------------------
                                              5,451,905    11,644,384    3,257,006    5,787,584    2,255,995    3,773,606
Shares redeemed                              (7,255,984)  (12,463,083)  (4,447,097)  (5,978,554)  (2,742,620)  (3,951,903)
-------------------------------------------------------------------------------------------------------------------------
Net decrease from capital share
transactions and total decrease in net
assets                                       (1,804,079)     (818,699)  (1,190,091)    (190,970)    (486,625)    (178,297)
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of year                             2,774,595     3,593,294    1,594,128    1,785,098      931,564    1,109,861
-------------------------------------------------------------------------------------------------------------------------
End of year                                 $   970,516     2,774,595      404,037    1,594,128      444,939      931,564
-------------------------------------------------------------------------------------------------------------------------

Cash Equivalent Fund                                                          12
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1. DESCRIPTION OF THE FUND

Cash Equivalent Fund is an open-end management investment company organized as a business trust under the laws of Massachusetts currently offering three series of shares (Portfolios). The Money Market Portfolio invests primarily in short-term high quality obligations of major banks and corporations. The Government Securities Portfolio invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements thereon. The Tax-Exempt Portfolio invests in short-term high quality municipal securities.

2. SIGNIFICANT ACCOUNTING POLICIES

Investment valuation
Investments are stated at amortized cost, which approximates market value. In the event that a deviation of 1/2 of 1% or more exists between a Portfolio's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated.

Investment transactions and interest income
Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments.

Expenses
Expenses arising in connection with a Portfolio are allocated to that Portfolio. Other Fund expenses are allocated among the Portfolios in proportion to their relative net assets.

Fund share valuation and dividends to shareholders
Fund shares are sold and redeemed on a continuous basis at net asset value. On each day that the New York Stock Exchange is open for trading, each Portfolio determines its net asset value per share (NAV) by dividing the total value of the Portfolio's investments and other assets, less liabilities, by the number of Portfolio shares outstanding. The NAV is determined at 11:00 a.m., 1:00 p.m. and 3:00 p.m. Chicago time for the Money Market and Government Securities Portfolios and at 11:00 a.m. and 3:00 p.m. Chicago time for the Tax-Exempt Portfolio. Each Portfolio declares a daily dividend, equal to its net investment income for that day, payable monthly. Net investment income consists of all interest income plus (minus) all taxable realized gains (losses) on portfolio securities, minus all expenses of the Portfolio.

Federal income taxes
Each Portfolio has complied with the special provisions of the Internal Revenue Code available to investment companies and therefore no federal income tax provision is required.

3. TRANSACTIONS WITH AFFILIATES

Management agreement
The Fund has a management agreement with Zurich Kemper Investments, Inc. (ZKI) and pays a management fee for the Money Market and Government Securities Portfolios at an annual rate of .22% of the first $500 million of combined average daily net assets of those Portfolios declining to .15% of combined average daily net assets in excess of $3 billion. The Tax-Exempt Portfolio pays a management fee at an annual rate of .22% of the first $500 million of average daily net assets of such Portfolio declining to .15% of average daily net assets in excess of $3 billion. During the year ended July 31, 1997, the Fund incurred management fees of $5,565,000.

Cash Equivalent Fund                                                          13
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

Distribution agreement
The Fund also has an administration, shareholder services and distribution agreement with Zurich Kemper Distributors, Inc. (ZKDI) (formerly known as Kemper Distributors, Inc.). For its services as primary distributor, the Fund pays ZKDI an annual fee of .38% of average daily net assets for the Money Market and Government Securities Portfolios and .33% of average daily net assets for the Tax-Exempt Portfolio. For the year ended July 31, 1997, the Fund incurred distribution fees of $10,512,000. ZKDI has related service agreements with various firms to provide cash management and other services for Fund shareholders. Under these agreements, ZKDI pays such firms based on the average daily net assets of those accounts that they maintain and service at an annual rate ranging from .15% to .40% for the Money Market and Government Securities Portfolios, and from .15% to .33% for the Tax-Exempt Portfolio. During the year ended July 31, 1997, ZKDI paid fees of $10,342,000 to various firms pursuant to the related service agreements.

Shareholder services agreement
Pursuant to a services agreement with the Fund's transfer agent, Zurich Kemper Service Company (ZKSvC) (formerly known as Kemper Service Company) is the shareholder service agent of the Fund. Under the agreement, ZKSvC received shareholder services fees of $4,532,000 for the year ended July 31, 1997.

Officers and trustees
Certain officers or trustees of the Fund are also officers or directors of ZKI. During the year ended July 31, 1997, the Fund made no payments to its officers and incurred trustees' fees of $64,000 to independent trustees.

Cash Equivalent Fund                                                          14
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------------------------------------------------
                                                                                  YEAR ENDED JULY 31,
MONEY MARKET PORTFOLIO                                            1997         1996         1995         1994         1993
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                               $1.00         1.00         1.00         1.00         1.00
--------------------------------------------------------------------------------------------------------------------------
Net investment income and dividends declared                       .05          .05          .05          .03          .03
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                     $1.00         1.00         1.00         1.00         1.00
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                      4.78%        4.94         4.95         2.82         2.60
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses                                                           .93%         .89          .87          .88          .85
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                             4.64%        4.86         4.84         2.78         2.57
--------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of year (in thousands)                      $970,516    2,774,595    3,593,294    3,387,245    3,616,636
--------------------------------------------------------------------------------------------------------------------------

Note:

The Money Market Portfolio's total return for the year ended July 31, 1995 includes the effect of a capital contribution from the investment manager. Without the capital contribution, the total return would have been 4.28%.

--------------------------------------------------------------------------------------------------------------------------
                                                                                  YEAR ENDED JULY 31,
GOVERNMENT SECURITIES PORTFOLIO                                   1997         1996         1995         1994         1993
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                               $1.00         1.00         1.00         1.00         1.00
--------------------------------------------------------------------------------------------------------------------------
Net investment income and dividends declared                       .05          .05          .05          .03          .03
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                     $1.00         1.00         1.00         1.00         1.00
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                      4.85%        5.00         4.96         2.82         2.60
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses                                                           .83%         .79          .81          .81          .78
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                             4.73%        4.90         4.87         2.72         2.57
--------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of year (in thousands)                      $404,037    1,594,128    1,785,098    1,538,011    2,825,357
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                                  YEAR ENDED JULY 31,
TAX-EXEMPT PORTFOLIO                                              1997         1996         1995         1994         1993
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                               $1.00         1.00         1.00         1.00         1.00
--------------------------------------------------------------------------------------------------------------------------
Net investment income and dividends declared                       .03          .03          .03          .02          .02
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                     $1.00         1.00         1.00         1.00         1.00
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                      3.03%        3.11         3.21         2.05         2.12
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses                                                           .71%         .70          .68          .68          .64
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                             2.97%        3.08         3.15         2.02         2.09
--------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of year (in thousands)                      $444,939      931,564    1,109,861    1,136,901    1,417,307
--------------------------------------------------------------------------------------------------------------------------

Cash Equivalent Fund                                                          15
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

FEDERAL TAX STATUS OF 1997 DIVIDENDS

All of the dividends from the Money Market and Government Securities Portfolios are taxable as ordinary income. All of the dividends from the Tax-Exempt Portfolio constitute tax-exempt interest which is not taxable for federal income tax purposes; however, a portion of the dividends may be includable in the alternative minimum tax calculation.

These dividends, whether received in cash or reinvested in shares, must be included in your federal income tax return and must be reported by the Fund to the Internal Revenue Service in accordance with U.S. Treasury Department Regulations.

                                          Cash Equivalent
                                          Fund

                                          Annual Report
                                          July 31, 1997

INVESTMENT MANAGER
Zurich Kemper Investments, Inc.

PRINCIPAL UNDERWRITER
Zurich Kemper Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606

This report is not to be distributed unless preceded or accompanied by a prospectus.

1020180  8/96        [LOGO]printed on recycled paper